Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	$ 34	$ 48
Risk Management Liability	33	116
Risk Management Net Asset (Liability)	1	(68)
Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	1
Level 2 of fair value hierarchy | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	30	46
Risk Management Liability	29	116
Risk Management Net Asset (Liability)	1	(70)
Level 2 of fair value hierarchy | Currency risk | Foreign Exchange Rate Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	1	2
Risk Management Liability	0	0
Risk Management Net Asset (Liability)	1	2
Level 3 of fair value hierarchy
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	53	53
Level 3 of fair value hierarchy | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	3	0
Risk Management Liability	4	0
Risk Management Net Asset (Liability)	$ (1)	$ 0